Subsequent Events (Details) - USD ($)	7 Months Ended	8 Months Ended
	Jul. 31, 2019	Aug. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Long-term debt			$ 1,790,805,000		$ 1,666,620,000
Current portion of long-term debt			$ 81,203,000	$ 69,051,000
NSAC | The Transaction | Subsequent event
Subsequent Event [Line Items]
Proceeds from Ship management division divestiture		$ 20,000,000
Duration of agreements		5 years
Daily technical and management fee		$ 3,700
NSAC | After two years | The Transaction | Subsequent event
Subsequent Event [Line Items]
Rate of annual increase in management fees		3.00%
Navios Acquisition | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Termination date of agreement		January 1, 2025
Navios Acquisition | Tankers Management | NSAC | Automatic extension of administrative agreement | Subsequent event
Subsequent Event [Line Items]
Duration of agreements		5 years
Navios Acquisition | Through January 1, 2025 | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Rate of annual increase in management fees		3.00%
Daily technical and management fee		$ 100
Navios Partners | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Termination date of agreement		January 1, 2025
Navios Partners | Navios Shipmanagement Inc. | NSAC | Automatic extension of administrative agreement | Subsequent event
Subsequent Event [Line Items]
Duration of agreements		5 years
Navios Partners | Through January 1, 2025 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Rate of annual increase in management fees		3.00%
Daily technical and management fee		$ 100
Navios Containers | Subsequent event
Subsequent Event [Line Items]
Date of deconsolidation		August 30, 2019
Navios Containers | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Termination date of agreement		January 1, 2025
Navios Containers | Navios Shipmanagement Inc. | NSAC | Automatic extension of administrative agreement | Subsequent event
Subsequent Event [Line Items]
Duration of agreements		5 years
Navios Containers | Through January 1, 2025 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Rate of annual increase in management fees		3.00%
Daily technical and management fee		$ 100
MR2 product tanker and chemical tanker vessel | Navios Acquisition | Through December 31, 2019 | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,500
MR2 product tanker and chemical tanker vessel | Navios Acquisition | After January 1, 2020 and for the next two years | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,800
LR1 product tanker vessel | Navios Acquisition | Through December 31, 2019 | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		7,150
LR1 product tanker vessel | Navios Acquisition | After January 1, 2020 and for the next two years | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		7,200
VLCC vessel | Navios Acquisition | Through December 31, 2019 | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		9,500
VLCC vessel | Navios Acquisition | After January 1, 2020 and for the next two years | Tankers Management | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		9,650
Ultra-Handymax vessel | Navios Partners | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		4,200
Ultra-Handymax vessel | Navios Partners | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		4,350
Panamax vessel | Navios Partners | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		4,300
Panamax vessel | Navios Partners | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		4,450
Capesize vessel | Navios Partners | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		5,250
Capesize vessel | Navios Partners | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		5,400
Container vessel of 6,800 TEU | Navios Partners | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,700
Container vessel of 6,800 TEU | Navios Partners | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,900
Container vessel up to 5,500 TEU | Navios Containers | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,100
Container vessel up to 5,500 TEU | Navios Containers | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,300
Container vessel more than 5,500 TEU and up to 8,000 TEU | Navios Containers | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		6,700
Container vessel more than 5,500 TEU and up to 8,000 TEU | Navios Containers | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		7,800
Container vessel more than 8,000 TEU and up to 10,000 TEU | Navios Containers | Through December 31, 2019 | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		7,400
Container vessel more than 8,000 TEU and up to 10,000 TEU | Navios Containers | After January 1, 2020 and for the next two years | Navios Shipmanagement Inc. | NSAC | Subsequent event
Subsequent Event [Line Items]
Daily technical and management fee		$ 8,300
Navios Victory | Subsequent event
Subsequent Event [Line Items]
Vessel year built		2014
Vessel capacity in DWT		77,095 dwt
Purchase price		$ 14,500,000
Navios Primavera | Subsequent event
Subsequent Event [Line Items]
Vessel year built	2007
Vessel capacity in DWT	53,464 dwt
Vessel sale price	$ 9,891,000
Gain/ (loss) on sale of assets	$ (1,673,000)
Date of expected delivery	September 2019
Secured Loan Agreement | NSAC | Subsequent event
Subsequent Event [Line Items]
Long-term debt		125,000,000
Current portion of long-term debt		$ 47,000,000
Long-term debt term		5 years
Fixed interest rate		5.00%
Interest rate for deferred principal amounts		7.00%
Option to purchase | Navios Containers | Subsequent event
Subsequent Event [Line Items]
Payments to the seller in case option is not exercised	$ 3,000,000
Option to purchase | One Containership | Navios Containers | Subsequent event
Subsequent Event [Line Items]
Vessel year built	2011
Vessel capacity in TEU	10,000 TEU
Maturity date	Mar. 31, 2020